Annual Fund Operating Expenses - Class A C S I N T Shares - Janus Henderson Global Real Estate Fund	Jan. 29, 2021
Class A
Operating Expenses:
Management Fees	0.84%	[1]
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.25%
Class C
Operating Expenses:
Management Fees	0.84%	[1]
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	2.06%
Class S
Operating Expenses:
Management Fees	0.84%	[1]
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.46%
Class I
Operating Expenses:
Management Fees	0.84%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.03%
Class N
Operating Expenses:
Management Fees	0.84%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.92%
Class T
Operating Expenses:
Management Fees	0.84%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.16%

[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.